Investment securities	12 Months Ended
Dec. 31, 2023
Investment securities
Investment securities

5.Investment securities

	As of December 31,
	2022 (As adjusted)	2023
	RMB	RMB
Short-term investments_ Fair value option	2,434,864	2,183,862
Short-term investments, net_ Available-for-sale	—	561,940
Short-term investments, net_ Held-to-maturity	—	347,331
Long-term investment securities, net_ Held-to-maturity	2,851,966	5,236,109
Long-term investment securities, net_ Available-for-sale	557,492	—
Total	5,844,322	8,329,242

The allowance for credit losses recorded in investment securities as of December 31, 2022 and 2023 were RMB3,739 and RMB5,213.